Staff costs (Details Narrative)	12 Months Ended
Dec. 31, 2022
Staff Costs
Disclosure of information about key management personnel	Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Group, including the Directors of the Company listed on page 25, including the Chief Executive Officer and Chief Scientific Officer.